Related Party Transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions

3.    Related party transactions:

Related party transactions mainly consist of transactions with affiliated companies. NTT Group has entered into a number of different types of transactions with affiliated companies, the significant of which are the sales of telecommunications equipment, the purchases of terminal equipment and materials and the receipt of certain services.

Transactions with affiliated companies for each of the three years in the period ended March 31, 2013 and the related balances at March 31, 2012 and 2013 were as follows:

	2011	2012	2013
	Millions of yen
Operating revenues	¥23,145	¥25,788	¥26,001

Operating expenses	¥105,682	¥104,435	¥105,295

Receivables		¥14,225	¥17,257

Payables		¥83,559	¥89,623

Dividends from affiliated companies accounted for by the equity method for the fiscal years ended March 31, 2011, 2012 and 2013 were ¥18,527 million, ¥17,839 million and ¥16,924 million, respectively.